Expense Example	Prospectus #1 Calvert Global Energy Solutions Fund Class A 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class A 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class A 10 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class C 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class C 10 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 1 Year	Prospectus #1 Calvert Global Energy Solutions Fund Class I 3 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 5 Years	Prospectus #1 Calvert Global Energy Solutions Fund Class I 10 Years	Prospectus #1 Calvert Global Water Fund Class A 1 Year	Prospectus #1 Calvert Global Water Fund Class A 3 Years	Prospectus #1 Calvert Global Water Fund Class A 5 Years	Prospectus #1 Calvert Global Water Fund Class A 10 Years	Prospectus #1 Calvert Global Water Fund Class C 1 Year	Prospectus #1 Calvert Global Water Fund Class C 3 Years	Prospectus #1 Calvert Global Water Fund Class C 5 Years	Prospectus #1 Calvert Global Water Fund Class C 10 Years	Prospectus #1 Calvert Global Water Fund Class I 1 Year	Prospectus #1 Calvert Global Water Fund Class I 3 Years	Prospectus #1 Calvert Global Water Fund Class I 5 Years	Prospectus #1 Calvert Global Water Fund Class I 10 Years	Prospectus #2 Calvert Small-Cap Fund Class A 1 Year	Prospectus #2 Calvert Small-Cap Fund Class A 3 Years	Prospectus #2 Calvert Small-Cap Fund Class A 5 Years	Prospectus #2 Calvert Small-Cap Fund Class A 10 Years	Prospectus #2 Calvert Small-Cap Fund Class C 1 Year	Prospectus #2 Calvert Small-Cap Fund Class C 3 Years	Prospectus #2 Calvert Small-Cap Fund Class C 5 Years	Prospectus #2 Calvert Small-Cap Fund Class C 10 Years	Prospectus #2 Calvert Small-Cap Fund Class I 1 Year	Prospectus #2 Calvert Small-Cap Fund Class I 3 Years	Prospectus #2 Calvert Small-Cap Fund Class I 5 Years	Prospectus #2 Calvert Small-Cap Fund Class I 10 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 1 Year	Prospectus #2 Calvert Small-Cap Fund Class R6 3 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 5 Years	Prospectus #2 Calvert Small-Cap Fund Class R6 10 Years	Prospectus #3 Calvert Green Bond Fund Class A 1 Year	Prospectus #3 Calvert Green Bond Fund Class A 3 Years	Prospectus #3 Calvert Green Bond Fund Class A 5 Years	Prospectus #3 Calvert Green Bond Fund Class A 10 Years	Prospectus #3 Calvert Green Bond Fund Class I 1 Year	Prospectus #3 Calvert Green Bond Fund Class I 3 Years	Prospectus #3 Calvert Green Bond Fund Class I 5 Years	Prospectus #3 Calvert Green Bond Fund Class I 10 Years	Prospectus #3 Calvert Green Bond Fund Class R6 1 Year	Prospectus #3 Calvert Green Bond Fund Class R6 3 Years	Prospectus #3 Calvert Green Bond Fund Class R6 5 Years	Prospectus #3 Calvert Green Bond Fund Class R6 10 Years
USD ($)	645	936	1,248	2,133	302	664	1,152	2,308	101	356	631	1,415	645	908	1,191	1,996	302	635	1,094	2,172	101	326	569	1,266	640	883	1,145	1,892	297	609	1,047	2,070	96	300	520	1,155	88	274	477	1,061	397	561	739	1,255	49	165	291	660	44	149	264	599